Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT 06089

April 29, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.Washington, D.C. 20549-4041

Re:	Hartford Series Fund, Inc. (the “Registrant”)

File Nos.333-45431/811-08629

Post-Effective Amendment Nos. 72 and 70

Dear Sir or Madam:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 72 (“PEA 72”) to the Registrant’s registration statement on Form N-1A under the Securities Act of 1933 (the “1933 Act”), and Amendment No. 70 under the Investment Company Act of 1940 (the “1940 Act”).

PEA 72 is being filed pursuant to Rule 485(b) under the 1933 Act, and, as indicated on the facing sheet, will become effective on April 30, 2009. PEA 72 is filed for purposes of updating the Registrant’s registration statement in connection with the annual update. Filed as part of the registration statement are: (i) the prospectus for the Hartford HLS Funds Class IA shares; (ii) the prospectus for the Hartford HLS Funds Class IB shares; (iii) the statement of additional information applicable to Hartford HLS Funds Class IA and Class IB shares; (iv) the prospectus for the American Funds HLS Funds Class IA shares; (v) the prospectus for the American Funds HLS Funds Class IB shares; and (vi) the statement of additional information applicable to American Funds HLS Funds Class IA and Class IB shares.

With respect to the contents of PEA 72 related to (i), (ii) and (iii), PEA 72 is filed for purposes of updating and completing the Registrant’s disclosures in Post-Effective Amendment No. 71 (“PEA 71”) and Amendment No. 69 to the Registrant’s registration statement under the 1933 Act and the 1940 Act, respectively, filed on February 13, 2009 for the purposes of updating the Registrant’s registration statement in connection with the annual update for (i), (ii) and (iii). With respect to the contents of PEA 72 related to (i), (ii) and (iii), PEA 72 reflects changes to the registration statement in response to comments provided by the Staff of the Securities and Exchange Commission on March 30, 2009 with respect to PEA 71, completes certain other information, and includes required exhibits.

PEA 72 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing. Please free to contact the undersigned at (860) 843-8859 or Kevin Bopp at 212-641-5691 should you have any questions.

Sincerely,

/s/ Michael G. Phillips

Michael G. Phillips

Senior Counsel

cc: Kevin M. Bopp